Goodwill and Intangible Assets - Summary of Impairment Testing of Goodwill (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in goodwill [Line items]
Goodwill Beginning balance	$ 5,714	$ 5,743
Goodwill Additions/ disposals	(5)	(5)
Effect of changes in foreign exchange rates	(58)	(24)
Goodwill Ending balance	5,651	5,714
Asia Insurance, excluding Japan [member]
Disclosure of reconciliation of changes in goodwill [Line items]
Goodwill Beginning balance	159	159
Goodwill Additions/ disposals	(5)
Effect of changes in foreign exchange rates	(2)
Goodwill Ending balance	152	159
Japan insurance [member]
Disclosure of reconciliation of changes in goodwill [Line items]
Goodwill Beginning balance	433	420
Effect of changes in foreign exchange rates	(47)	13
Goodwill Ending balance	386	433
Canadian insurance [member]
Disclosure of reconciliation of changes in goodwill [Line items]
Goodwill Beginning balance	1,955	1,957
Effect of changes in foreign exchange rates		(2)
Goodwill Ending balance	1,955	1,955
US insurance [member]
Disclosure of reconciliation of changes in goodwill [Line items]
Goodwill Beginning balance	338	349
Goodwill Additions/ disposals		(5)
Effect of changes in foreign exchange rates	(2)	(6)
Goodwill Ending balance	336	338
Asia wealth and asset management [member]
Disclosure of reconciliation of changes in goodwill [Line items]
Goodwill Beginning balance	185	187
Effect of changes in foreign exchange rates	(2)	(2)
Goodwill Ending balance	183	185
Canada wealth and asset management [member]
Disclosure of reconciliation of changes in goodwill [Line items]
Goodwill Beginning balance	1,436	1,436
Goodwill Ending balance	1,436	1,436
US wealth and asset management [member]
Disclosure of reconciliation of changes in goodwill [Line items]
Goodwill Beginning balance	1,208	1,235
Effect of changes in foreign exchange rates	(5)	(27)
Goodwill Ending balance	$ 1,203	$ 1,208